Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Statement of Income Captions [Line Items]
Net income	$ 122	$ 91	$ 14	$ 67	$ 86	$ (13)	$ 321	$ (1)	$ 5	$ 258	$ 312	$ 149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	7				(16)					(34)	(13)	30
Deferred gain on derivative financial instruments	3				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	10				(22)					(50)	(9)	37
Total comprehensive income	132				64					208	303	186
Less: Income attributable to noncontrolling interest	(2)				0					(2)	(5)	(6)
Comprehensive income attributable to Warner Music Group Corp.	130				64					206	298	180
Reportable Legal Entities | Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net income	154				128					273	61	282
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	0				0					0	0	0
Deferred gain on derivative financial instruments	0				0					0	0	(1)
Minimum pension liability										0	0	0
Other comprehensive (loss) income, net of tax	0				0					0	0	(1)
Total comprehensive income	154				128					273	61	281
Less: Income attributable to noncontrolling interest	0				0					0	(1)	(1)
Comprehensive income attributable to Warner Music Group Corp.	154				128					273	60	280
Reportable Legal Entities | Non-Guarantor Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net income	64				84					186	104	59
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(7)				16					34	13	(30)
Deferred gain on derivative financial instruments	3				(2)					(11)	3	0
Minimum pension liability										0	1	7
Other comprehensive (loss) income, net of tax	(4)				14					23	17	(23)
Total comprehensive income	60				98					209	121	36
Less: Income attributable to noncontrolling interest	(2)				0					(2)	(4)	(5)
Comprehensive income attributable to Warner Music Group Corp.	58				98					207	117	31
Reportable Legal Entities | Warner Music Group Corp.
Condensed Statement of Income Captions [Line Items]
Net income	120				86					256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	43				(16)					(36)	(13)	32
Deferred gain on derivative financial instruments	15				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	58				(22)					(52)	(9)	39
Total comprehensive income	178				64					204	298	182
Less: Income attributable to noncontrolling interest	0				0					0	0	0
Comprehensive income attributable to Warner Music Group Corp.	178				64					204	298	182
Reportable Legal Entities | Acquisition Corp.
Condensed Statement of Income Captions [Line Items]
Net income	120				86					256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	7				(16)					(34)	(13)	30
Deferred gain on derivative financial instruments	3				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	10				(22)					(50)	(9)	37
Total comprehensive income	130				64					206	298	180
Less: Income attributable to noncontrolling interest	0				0					0	0	0
Comprehensive income attributable to Warner Music Group Corp.	130				64					206	298	180
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Condensed Statement of Income Captions [Line Items]
Net income	122				86					258	312	149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	7				(16)					(34)	(13)	30
Deferred gain on derivative financial instruments	3				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	10				(22)					(50)	(9)	37
Total comprehensive income	132				64					208	303	186
Less: Income attributable to noncontrolling interest	(2)				0					(2)	(5)	(6)
Comprehensive income attributable to Warner Music Group Corp.	130				64					206	298	180
Reportable Legal Entities | WMG Holdings Corp.
Condensed Statement of Income Captions [Line Items]
Net income	120				86					256	307	143
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	43				(16)					(36)	(13)	32
Deferred gain on derivative financial instruments	15				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	58				(22)					(52)	(9)	39
Total comprehensive income	178				64					204	298	182
Less: Income attributable to noncontrolling interest	0				0					0	0	0
Comprehensive income attributable to Warner Music Group Corp.	178				64					204	298	182
Eliminations
Condensed Statement of Income Captions [Line Items]
Net income	(240)				(172)					(512)	(614)	(286)
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	(86)				32					72	26	(64)
Deferred gain on derivative financial instruments	(30)				12					22	(6)	0
Minimum pension liability										10	(2)	(14)
Other comprehensive (loss) income, net of tax	(116)				44					104	18	(78)
Total comprehensive income	(356)				(128)					(408)	(596)	(364)
Less: Income attributable to noncontrolling interest	0				0					0	0	0
Comprehensive income attributable to Warner Music Group Corp.	(356)				(128)					(408)	(596)	(364)
Eliminations | Acquisition Corp.
Condensed Statement of Income Captions [Line Items]
Net income	(216)				(212)					(457)	(160)	(335)
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	7				(16)					(34)	(13)	30
Deferred gain on derivative financial instruments	(3)				2					11	(3)	1
Minimum pension liability										0	(1)	(7)
Other comprehensive (loss) income, net of tax	4				(14)					(23)	(17)	24
Total comprehensive income	(212)				(226)					(480)	(177)	(311)
Less: Income attributable to noncontrolling interest	0				0					0	0	0
Comprehensive income attributable to Warner Music Group Corp.	$ (212)				$ (226)					$ (480)	$ (177)	$ (311)